UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Empirical Financial Services, LLC d/b/a Empirical Wealth Management
Address: 1420 5th Avenue
         Suite 1740
         Seattle, WA  98101

13F File Number:  028-14067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jaime Holderman
Title:     Chief Compliance Officer
Phone:     (206) 923-3474

Signature, Place, and Date of Signing:

 /s/ Jaime Holderman     Seattle, WA     August 07, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $158,993 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      207     2314 SH       SOLE                        0        0     2314
BARCLAYS BK PLC                IPSPGS TTL ETN   06738C794     8001   260125 SH       SOLE                        0        0   260125
CLAYMORE EXCHANGE TRD FD TR    GUGG CRP BD 2017 18383M548      243    10961 SH       SOLE                        0        0    10961
CLAYMORE EXCHANGE TRD FD TR    GUGG CRP BD 2016 18383M555      420    19260 SH       SOLE                        0        0    19260
CLAYMORE EXCHANGE TRD FD TR    GUGG CRP BD 2015 18383M563      417    19381 SH       SOLE                        0        0    19381
CLAYMORE EXCHANGE TRD FD TR    GUGG CRP BD 2014 18383M571      510    24088 SH       SOLE                        0        0    24088
CLAYMORE EXCHANGE TRD FD TR    GUGG CRP BD 2013 18383M589      510    24371 SH       SOLE                        0        0    24371
CLAYMORE EXCHANGE TRD FD TR    GUGG CRP BD 2012 18383M597      435    21254 SH       SOLE                        0        0    21254
DIAMOND FOODS INC              COM              252603105      178    10000 SH       SOLE                        0        0    10000
ISHARES TR                     BARCLYS TIPS BD  464287176    13535   113073 SH       SOLE                        0        0   113073
ISHARES TR                     MSCI EMERG MKT   464287234      303     7750 SH       SOLE                        0        0     7750
ISHARES TR                     BARCLYS 1-3 YR   464287457      342     4052 SH       SOLE                        0        0     4052
ISHARES TR                     MSCI EAFE INDEX  464287465      924    18495 SH       SOLE                        0        0    18495
ISHARES TR                     MSCI SMALL CAP   464288273      452    12504 SH       SOLE                        0        0    12504
ISHARES TR                     S&P DEV EX-US    464288422      546    17467 SH       SOLE                        0        0    17467
ISHARES TR                     BARCLYS 1-3YR CR 464288646    15544   148452 SH       SOLE                        0        0   148452
ISHARES TR                     BARCLYS 3-7 YR   464288661     6536    53135 SH       SOLE                        0        0    53135
ISHARES TR                     RSSL MCRCP IDX   464288869      382     7625 SH       SOLE                        0        0     7625
MICROSOFT CORP                 COM              594918104     1078    35245 SH       SOLE                        0        0    35245
PIMCO ETF TR                   1-3YR USTREIDX   72201R106    16883   331304 SH       SOLE                        0        0   331304
PIMCO ETF TR                   0-5 HIGH YIELD   72201R783     1294    12933 SH       SOLE                        0        0    12933
SCHWAB STRATEGIC TR            US LRG CAP ETF   808524201     6029   186552 SH       SOLE                        0        0   186552
SCHWAB STRATEGIC TR            INTL EQTY ETF    808524805      520    21526 SH       SOLE                        0        0    21526
SCHWAB STRATEGIC TR            US TIPS ETF      808524870    13689   238560 SH       SOLE                        0        0   238560
SPDR INDEX SHS FDS             DJ GLB RL ES ETF 78463X749      571    14386 SH       SOLE                        0        0    14386
SPDR SERIES TRUST              NUV HGHYLD MUN   78464A284      746    13285 SH       SOLE                        0        0    13285
SPDR SERIES TRUST              NUVN S&P VRDO MN 78464A318      634    21150 SH       SOLE                        0        0    21150
SPDR SERIES TRUST              DJ REIT ETF      78464A607     1192    16347 SH       SOLE                        0        0    16347
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     9465   116661 SH       SOLE                        0        0   116661
VANGUARD INDEX FDS             REIT ETF         922908553     5413    82727 SH       SOLE                        0        0    82727
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     7909   127353 SH       SOLE                        0        0   127353
VANGUARD INDEX FDS             VALUE ETF        922908744      608    10865 SH       SOLE                        0        0    10865
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     3335    47844 SH       SOLE                        0        0    47844
VANGUARD INTL EQUITY INDEX F   GLB EX US ETF    922042676      352     7354 SH       SOLE                        0        0     7354
VANGUARD INTL EQUITY INDEX F   TT WRLD ST ETF   922042742     1375    30104 SH       SOLE                        0        0    30104
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     2213    55434 SH       SOLE                        0        0    55434
VANGUARD SCOTTSDALE FDS        SHRT-TERM CORP   92206C409    19582   247400 SH       SOLE                        0        0   247400
VANGUARD SCOTTSDALE FDS        INT-TERM CORP    92206C870    12397   145484 SH       SOLE                        0        0   145484
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858     2807    88922 SH       SOLE                        0        0    88922
VANGUARD WHITEHALL FDS INC     HIGH DIV YLD     921946406      386     8032 SH       SOLE                        0        0     8032
WISDOMTREE TR                  EM LCL DEBT FD   97717X867      490     9677 SH       SOLE                        0        0     9677
WISDOMTREE TRUST               SMALLCAP DIVID   97717W604      376     7793 SH       SOLE                        0        0     7793
ZAGG INC                       COM              98884U108      164    15022 SH       SOLE                        0        0    15022